Property, Plant and Equipment and Capital Long-Term Prepayments - Prepayments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	$ 6,631
Additions during the year	10,404	$ 6,631
Transfer to property, plant and equipment	(13,948)
Balance at ending	$ 3,087	$ 6,631